Advances to and Investments in Unconsolidated Affiliates (Tables)	12 Months Ended
Dec. 31, 2015
Investment In Affiliates [Abstract]
Schedule Of Aggregated Selected Balance Sheet And Income Statement Data For Our Unconsolidated Affiliates
Summarized Financial Information
The following tables present aggregated selected balance sheet and income statement data for our unconsolidated affiliates, including AmeriGas, Citrus, FEP, HPC and MEP (on a 100% basis) for all periods presented:

	December 31,
	2015	2014
Current assets	$632	$889
Property, plant and equipment, net	10,213	10,520
Other assets	2,649	2,687
Total assets	$13,494	$14,096

Current liabilities	$841	$1,983
Non-current liabilities	7,950	7,359
Equity	4,703	4,754
Total liabilities and equity	$13,494	$14,096

	Years Ended December 31,
	2015	2014	2013
Revenue	$4,026	$4,925	$4,695
Operating income	1,302	1,071	1,197
Net income	807	577	699
In addition to the equity method investments described above our subsidiaries have other equity method investments which are not significant to our consolidated financial statements.
The carrying values of the Partnership’s investments in unconsolidated affiliates as of December 31, 2015 and 2014, were as follows:

	December 31,
	2015	2014
Citrus	$1,739	$1,823
AmeriGas	80	94
FEP	115	130
MEP	660	695
HPC	402	422
Others	466	495
Total	$3,462	$3,659